Related Parties and Parties-In-Interest Transactions (Details) - EBP 000 - USD ($)	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 168,677
Investments at fair value	77,732,772	$ 70,039,411
Level 1
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	70,325,841	64,515,750
Common stock | Level 1
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	2,314,712	$ 2,225,452
Management & Research Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	118,552
MMC Securities Corporations
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 50,125